Income Taxes - Unrecognized Tax Benefits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
INCOME TAX
Accrued uncertain tax positions	$ 0	$ 0
Interest or penalties	$ 0	$ 0